Geographic areas and major customers (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 3,670	$ 4,121
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	46	20
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	235	225
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 3,389	$ 3,876